Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2017
Trade and other receivables
Trade and other receivables

	December 31,	December 31,
	2017	2016
Trade accounts receivable, net	$273.1	$175.9
Orbital receivables, current portion (note 14)	30.0	27.1
Other	45.1	28.1
	$348.2	$231.1